S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 02, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Pursuant to a letter agreement to be entered with us, each of our sp ons
or, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,625,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.
B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; and (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased.

Private Placement Units	30 days after the completion of our initial business combination	B&R Technology Sponsor LLC (Cayman)	Same as above

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
No transfer without the prior written consent of Citigroup Global Markets Inc. provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sp ons
or, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,625,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.
B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; and (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased.

Private Placement Units	30 days after the completion of our initial business combination	B&R Technology Sponsor LLC (Cayman)	Same as above

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	B&R Technology Sponsor LLC (Cayman) David York Clark N. Callander Steven C. Fletcher Jeff Clarke Raymond Bingham David Golden Renée E. LaBran
No transfer without the prior written consent of Citigroup Global Markets Inc. provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).

SPAC Sponsor, Conflicts of Interest [Table Text Block]	Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities.